OPERATING SEGMENTS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) segment	Dec. 31, 2024 CAD ($)
Operating Segments [Abstract]
Number of operating segments | segment	3
Disclosure of operating segments [line items]
Revenue	$ 7,778	$ 7,384
Wages and salaries	651	576
Operating expenses
Disclosure of operating segments [line items]
Wages and salaries	372	329
General and administrative expense
Disclosure of operating segments [line items]
Wages and salaries	279	247
Pipelines
Disclosure of operating segments [line items]
Revenue	3,316	3,185
Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	$ 4,059	$ 3,796